Stock Compensation Plans (Non-vested Share Awards) (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Summary of Status of Non Vested Share Awards
Non-vested at beginning of year, shares	4,164,000
Non-Vested at beginning of year, weighted-average grant-date fair value	$ 27.60
Restricted shares or units granted	4,667,000
Granted, weighted average grant-date fair value	$ 20.56
Vested, shares	(956,000)
Vested, weighted-average grant-date fair value	$ 30.13
Forfeited, shares	(884,000)
Forfeited, weighted-average grant-date fair value	$ 24.25
Non-vested at end of year, weighted-average grant-date fair value	$ 22.98
Non-vested at end of year, shares	6,991,000
Restricted Stock Unit Plan [Member]
Summary of Status of Non Vested Share Awards
Non-vested at beginning of year, shares	491,000
Non-Vested at beginning of year, weighted-average grant-date fair value	$ 24.84
Restricted shares or units granted	0
Granted, weighted average grant-date fair value	$ 0
Vested, shares	(81,000)
Vested, weighted-average grant-date fair value	$ 24.12
Forfeited, shares	(101,000)
Forfeited, weighted-average grant-date fair value	$ 24.66
Non-vested at end of year, weighted-average grant-date fair value	$ 25.08
Non-vested at end of year, shares	309,000